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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: _______________

     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Venture Integral Investors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-13589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Krupka
Title: Managing Director of Bain Capital Venture Investors, LLC, which is the administrative member of Bain Capital Venture Integral Investors, LLC.
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


  /s/ Michael Krupka                 Boston, MA                        8/15/11
-------------------------           ------------                      ----------
     [Signature]                    [City, State]                       [Date]

* Bain Capital Venture Investors, LLC is the administrative member of Bain Capital Venture Integral Investors, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number               Name
     --------------------------         ----------------------------------------
     28-13588                           Bain Capital Venture Investors, LLC